DWS Tax-Exempt Portfolio Expense Example - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Cash Premier Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 508